Group assets and liabilities - measurement (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments
Schedule of investment properties at fair value

31 Dec £m
	Level 1	Level 2	Level 3
		Valuation based	Valuation based
	Quoted prices	on significant	on significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs	Total
2018	—	—	17,925	17,925
2017	—	—	16,497	16,497

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	£m
			Total
			gains
			(losses)
		Total	recorded
		net gains	as other
		(losses) in	compre-					Transfers	Transfers
	At	income	hensive					into	out of	At
2018	1 Jan	statement*	income	Purchases	Sales	Settled	Issued	level 3	level 3	31 Dec
Loans	4,837	(78)	162	62	(178)	(331)	279	—	—	4,753
Equity securities and portfolio holdings in unit trusts	371	38	8	125	(35)	—	—	8	—	515
Debt securities	654	(7)	—	666	(131)	—	—	—	—	1,182
Other investments (including derivative assets)	4,424	405	54	1,202	(813)	—	—	—	—	5,272
Derivative liabilities	(512)	27	(1)	—	–	—	—	—	63	(423)
Total financial investments, net of derivative liabilities	9,774	385	223	2,055	(1,157)	(331)	279	8	63	11,299
Borrowings attributable to with-profits businesses	(1,887)	(23)	—	—	—	304	—	—	—	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(413)	67	31	—	—	57	(697)	—	(33)	(988)
Other financial liabilities	(3,031)	5	(170)	—	—	273	(481)	—	—	(3,404)
Total financial instruments at fair value	4,443	434	84	2,055	(1,157)	303	(899)	8	30	5,301

2017
Loans	2,699	17	(235)	2,129	—	(311)	236	302	—	4,837
Equity securities and portfolio holdings in unit trusts	722	11	(5)	186	(468)	(6)	—	1	(70)	371
Debt securities	942	51	(11)	216	(522)	—	—	—	(22)	654
Other investments (including derivative assets)	4,480	73	(133)	727	(725)	—	—	2	—	4,424
Derivative liabilities	(516)	4	—	—	—	—	—	—	—	(512)
Total financial investments, net of derivative liabilities	8,327	156	(384)	3,258	(1,715)	(317)	236	305	(92)	9,774
Borrowings attributable to with-profits businesses	—	(13)	—	—	—	115	(1,989)	—	—	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(883)	(559)	—	(13)	—	1,276	(234)	—	—	(413)
Other financial liabilities	(2,851)	14	250	—	—	252	(311)	(385)	—	(3,031)
Total financial instruments at fair value	4,593	(402)	(134)	3,245	(1,715)	1,326	(2,298)	(80)	(92)	4,443

*       Of the total net gains and (losses) in the income statement of £434 million (2017: £(402) million), £398 million (2017: £(139) million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2018 £m	2017 £m
Loans	(71)	20
Equity securities	38	(12)
Debt securities	(16)	(5)
Other investments	370	(22)
Derivative liabilities	27	4
Borrowings attributable to with-profit operations	(23)	(13)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	67	(123)
Other financial liabilities	6	12
Total	398	(139)

Schedule of reconciliation of movements in level 3 investment properties measured at fair value

	£m
			Total
			(losses)
			in
		Total	other
		gains in	compre-			Transfers	Transfers
	At	income	hensive			into	out of	At
	1 Jan	statement*	income	Purchases	Sales	level 3	level 3	31 Dec
2018	16,497	97	—	1,509	(178)	—	—	17,925
2017	14,646	415	(21)	2,048	(591)	—	—	16,497

*      Of the total net gains in the income statement of £97 million (2017: £415 million), £149 million (2017: £394 million) relates to net unrealised gains of investment properties still held at the end of the year.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	-	-	1,703	1,703
Equity securities and portfolio holdings in unit trusts	52,320	5,447	488	58,255
Debt securities	31,210	48,981	811	81,002
Other investments (including derivative assets)	143	3,263	4,325	7,731
Derivative liabilities	(85)	(1,231)	-	(1,316)
Total financial investments, net of derivative liabilities	83,588	56,460	7,327	147,375
Percentage of total	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	152,987	505	9	153,501
Debt securities	4,766	9,727	-	14,493
Other investments (including derivative assets)	6	3	6	15
Derivative liabilities	(2)	(3)	-	(5)
Total financial investments, net of derivative liabilities	157,757	10,232	15	168,004
Percentage of total	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	-	-	3,050	3,050
Equity securities and portfolio holdings in unit trusts	2,957	2	18	2,977
Debt securities	17,687	61,803	371	79,861
Other investments (including derivative assets)	61	1,258	941	2,260
Derivative liabilities	(2)	(1,760)	(423)	(2,185)
Total financial investments, net of derivative liabilities	20,703	61,303	3,957	85,963
Percentage of total	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	-	-	4,753	4,753
Equity securities and portfolio holdings in unit trusts	208,264	5,954	515	214,733
Debt securities	53,663	120,511	1,182	175,356
Other investments (including derivative assets)	210	4,524	5,272	10,006
Derivative liabilities	(89)	(2,994)	(423)	(3,506)
Total financial investments, net of derivative liabilities	262,048	127,995	11,299	401,342
Investment contract liabilities without discretionary participation features held at fair value	-	(16,054)	-	(16,054)
Borrowings attributable to with-profits businesses	-	-	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,852)	(3,811)	(988)	(11,651)
Other financial liabilities held at fair value	-	(2)	(3,404)	(3,406)
Total financial instruments at fair value	255,196	108,128	5,301	368,625
Percentage of total	70%	29%	1%	100%

	31 Dec 2017 £m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	—	—	2,023	2,023
Equity securities and portfolio holdings in unit trusts	57,347	4,470	351	62,168
Debt securities	29,143	45,602	348	75,093
Other investments (including derivative assets)	68	3,638	3,540	7,246
Derivative liabilities	(68)	(615)	—	(683)
Total financial investments, net of derivative liabilities	86,490	53,095	6,262	145,847
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	158,631	457	10	159,098
Debt securities	4,993	5,226	—	10,219
Other investments (including derivative assets)	12	4	8	24
Derivative liabilities	—	(1)	—	(1)
Total financial investments, net of derivative liabilities	163,636	5,686	18	169,340
Percentage of total	97%	3%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,814	2,814
Equity securities and portfolio holdings in unit trusts	2,105	10	10	2,125
Debt securities	21,443	64,313	306	86,062
Other investments (including derivative assets)	7	2,270	876	3,153
Derivative liabilities	—	(1,559)	(512)	(2,071)
Total financial investments, net of derivative liabilities	23,555	65,034	3,494	92,083
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	4,837	4,837
Equity securities and portfolio holdings in unit trusts	218,083	4,937	371	223,391
Debt securities	55,579	115,141	654	171,374
Other investments (including derivative assets)	87	5,912	4,424	10,423
Derivative liabilities	(68)	(2,175)	(512)	(2,755)
Total financial investments, net of derivative liabilities	273,681	123,815	9,774	407,270
Investment contract liabilities without discretionary participation features held at fair value	—	(17,397)	-	(17,397)
Borrowings attributable to with-profits businesses	—	—	(1,887)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,836)	(3,640)	(413)	(8,889)
Other financial liabilities held at fair value	—	—	(3,031)	(3,031)
Total financial instruments at fair value	268,845	102,778	4,443	376,066
Percentage of total	72%	27%	1%	100%

Assets and liabilities at amortised cost and their fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2018 £m
				Total	Total
				fair	carrying
	Level 1	Level 2	Level 3	value	value
		Valuation	Valuation
		based on	based on
	Quoted prices	significant	significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs
Assets
Loansnote (i)	—	2,898	10,768	13,666	13,257

Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,157)	(3,157)	(3,168)
Core structural borrowings of shareholder-financed businessesnote (ii)	—	(7,847)	—	(7,847)	(7,664)
Operational borrowings attributable to shareholder-financed businesses	—	(994)	(4)	(998)	(998)
Borrowings attributable to the with-profits funds	—	(2,035)	(68)	(2,103)	(2,334)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,258)	(5,750)	(7,008)	(6,989)

	31 Dec 2017 £m
				Total	Total
				fair	carrying
	Level 1	Level 2	Level 3	value	value
		Valuation	Valuation
		based on	based on
	Quoted prices	significant	significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs
Assets
Loansnote (i)	—	2,756	10,183	12,939	12,205

Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,032)	(3,032)	(2,997)
Core structural borrowings of shareholder-financed businessesnote (ii)	—	(7,023)	—	(7,023)	(6,280)
Operational borrowings attributable to shareholder-financed businesses	—	(1,788)	(3)	(1,791)	(1,791)
Borrowings attributable to the with-profits funds	—	(1,761)	(71)	(1,832)	(1,829)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,410)	(4,318)	(5,728)	(5,662)

Notes

(i)   The carrying value of loans and receivables are reported net of allowance for loan losses of £46 million (31 December 2017: £28 million).

(ii)   As at 31 December 2018, £376 million (31 December 2017: £312 million) of convertible bonds were included in debt securities and £981 million (31 December 2017: £1,311 million) were included in borrowings.